Debt- Notes (Details) - Senior Notes [Member] - USD ($) $ in Millions			2 Months Ended
	May 12, 2016	Apr. 13, 2016	Jul. 01, 2016
Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		7 years
Debt Instrument, Face Amount		$ 1,875
Debt Instrument, Interest Rate, Stated Percentage		7.375%
Debt Issuance Cost			$ 49
Proceeds from Issuance of Debt	$ 1,826
Debt Instrument, Interest Rate, Required Cash Interest Percentage	7.375%
Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		8 years
Debt Instrument, Face Amount		$ 3,350
Debt Instrument, Interest Rate, Stated Percentage		10.50%
Debt Issuance Cost			$ 124
Debt Instrument, Interest Rate, Required Cash Interest Percentage	10.50%
Proceeds from Issuance of Unsecured Debt	$ 3,226